BANK LOAN (Schedule of Bank Loan) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of bank loan [Abstract]
Balance, April 1, 2018
Addition	4,527
Interest accrued	152
Interest paid	(144)
Foreign exchange impact	(60)
Balance, March 31, 2019	$ 4,475